Critical Accounting Estimates and Judgments - Additional Information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of critical accounting estimates and judgments [line items]
Increase in decommissioning and restoration provision for Teck Coal water quality management	CAD 244
Decommissioning and restoration provisions for Teck Coal water quality management	CAD 394
Nominal discount rate	6.82%
Inflation rate	2.00%
Top of range [member]
Disclosure of critical accounting estimates and judgments [line items]
Decommissioning and restoration provisions period	100 years